Financial Instruments and Risk Management - Disclosure of Currency, Maturity and Interest Rate of Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 281,519	$ 278,156
Borrowings, interest rate	100.00%	100.00%
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 205,156	$ 177,742
Borrowings, interest rate	72.90%	63.90%
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 76,363	$ 100,414
Borrowings, interest rate	27.10%	36.10%
Less than 1 Year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 209,180	$ 152,330
Borrowings, interest rate	74.30%	54.80%
1-3 Years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,339	$ 50,650
Borrowings, interest rate	25.70%	18.20%
4 and 5 Years
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 75,176
Borrowings, interest rate		27.00%
More than 5 Years
Disclosure of detailed information about borrowings [line items]
Borrowings
Borrowings, interest rate
U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 148,201	$ 107,236
Borrowings, interest rate	52.60%	38.60%
Great British Pounds Sterling
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 65,215	$ 70,055
Borrowings, interest rate	23.20%	25.20%
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 68,103	$ 100,865
Borrowings, interest rate	24.20%	36.20%